Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

November 30, 2019

AIG-QTLY-0120
1.805755.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	278,229	$10,400
Entertainment - 2.4%
Activision Blizzard, Inc.	802,800	44,018
DouYu International Holdings Ltd. ADR	122,238	912
Electronic Arts, Inc. (a)	47,400	4,788
Netflix, Inc. (a)	55,377	17,425
Sea Ltd. ADR (a)	84,000	3,111
The Walt Disney Co.	183,900	27,876
Viacom, Inc. Class B (non-vtg.)	15,100	363
		98,493
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	15,220	19,848
Class C (a)	54,099	70,597
ANGI Homeservices, Inc. Class A (a)	67,900	526
Facebook, Inc. Class A (a)	282,813	57,026
Momo, Inc. ADR	22,900	857
Tencent Holdings Ltd.	121,100	5,110
Twitter, Inc. (a)	87,500	2,705
Wise Talent Information Technology Co. Ltd. (a)	755,400	1,764
		158,433
Media - 0.1%
Altice U.S.A., Inc. Class A (a)	48,900	1,251
Charter Communications, Inc. Class A (a)	5,400	2,538
Discovery Communications, Inc. Class A (a)(b)	35,900	1,183
		4,972
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	51,400	592
T-Mobile U.S., Inc. (a)	28,900	2,270
		2,862

TOTAL COMMUNICATION SERVICES		275,160

CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Aptiv PLC	55,900	5,248
Distributors - 0.2%
LKQ Corp. (a)	175,500	6,192
Diversified Consumer Services - 0.0%
Afya Ltd.	31,526	868
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	91,500	3,993
Churchill Downs, Inc.	23,400	3,042
Compass Group PLC	311,900	7,642
Dunkin' Brands Group, Inc.	32,900	2,518
Marriott International, Inc. Class A	56,101	7,874
McDonald's Corp.	119,400	23,221
Wynn Resorts Ltd.	20,600	2,490
		50,780
Household Durables - 0.2%
Lennar Corp. Class A	136,600	8,148
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd.	60,600	1,536
Alibaba Group Holding Ltd. sponsored ADR (a)	19,200	3,840
Amazon.com, Inc. (a)	38,485	69,304
Jumia Technologies AG ADR	27,200	170
Meituan Dianping Class B (a)	71,900	948
MercadoLibre, Inc. (a)	1,100	639
Pinduoduo, Inc. ADR (a)	296,907	10,674
The Booking Holdings, Inc. (a)	8,000	15,232
Waitr Holdings, Inc. (a)(b)	92,800	35
Wayfair LLC Class A (a)	1,700	144
		102,522
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	167,682	1,962
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	117,600	10,756
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	17,100	3,848
Carvana Co. Class A (a)	3,600	343
Lowe's Companies, Inc.	171,400	20,107
The Children's Place Retail Stores, Inc.	18,000	1,301
The Home Depot, Inc.	87,809	19,363
TJX Companies, Inc.	278,130	17,002
Ulta Beauty, Inc. (a)	18,500	4,326
		66,290
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	71,064	6,644
PVH Corp.	35,400	3,432
Tapestry, Inc.	158,400	4,259
		14,335

TOTAL CONSUMER DISCRETIONARY		267,101

CONSUMER STAPLES - 4.9%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	42,600	7,926
Diageo PLC	89,800	3,669
Keurig Dr. Pepper, Inc.	107,100	3,314
Monster Beverage Corp. (a)	107,575	6,435
PepsiCo, Inc.	61,000	8,286
The Coca-Cola Co.	486,099	25,958
		55,588
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	16,000	4,797
Kroger Co.	209,800	5,736
Performance Food Group Co. (a)	119,400	5,619
U.S. Foods Holding Corp. (a)	163,700	6,510
Walmart, Inc.	98,000	11,671
		34,333
Food Products - 0.7%
Bunge Ltd.	52,500	2,802
Conagra Brands, Inc.	122,600	3,539
Danone SA	41,100	3,382
Mondelez International, Inc.	268,200	14,091
The J.M. Smucker Co.	36,900	3,878
		27,692
Household Products - 1.1%
Colgate-Palmolive Co.	167,899	11,387
Energizer Holdings, Inc.	107,100	5,343
Procter & Gamble Co.	229,300	27,988
		44,718
Personal Products - 0.2%
Coty, Inc. Class A	291,369	3,362
Edgewell Personal Care Co. (a)	39,500	1,231
Unilever NV	91,700	5,456
		10,049
Tobacco - 0.6%
Altria Group, Inc.	106,692	5,303
Philip Morris International, Inc.	220,281	18,268
		23,571

TOTAL CONSUMER STAPLES		195,951

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	162,300	3,639
NCS Multistage Holdings, Inc. (a)	167,100	359
Oceaneering International, Inc. (a)	36,629	491
		4,489
Oil, Gas & Consumable Fuels - 2.7%
Black Stone Minerals LP	90,400	1,073
BP PLC sponsored ADR	143,685	5,377
Brigham Minerals, Inc. Class A	71,600	1,386
Cheniere Energy, Inc. (a)	29,700	1,798
Chevron Corp.	155,276	18,187
Devon Energy Corp.	122,000	2,671
Diamondback Energy, Inc.	46,200	3,573
EOG Resources, Inc.	131,900	9,352
Exxon Mobil Corp.	167,991	11,445
Hess Midstream Partners LP	42,400	867
Kimbell Royalty Partners LP	111,700	1,608
Magnolia Oil & Gas Corp. Class A (a)(b)	264,000	2,867
Marathon Petroleum Corp.	19,900	1,207
Noble Energy, Inc.	124,200	2,578
Parsley Energy, Inc. Class A	161,800	2,424
Phillips 66 Co.	86,474	9,920
Pioneer Natural Resources Co.	56,900	7,274
PrairieSky Royalty Ltd.	81,400	840
Rattler Midstream LP	53,500	851
Reliance Industries Ltd.	386,986	8,366
Suncor Energy, Inc.	213,955	6,717
Valero Energy Corp.	71,000	6,780
Viper Energy Partners LP	59,900	1,421
		108,582

TOTAL ENERGY		113,071

FINANCIALS - 8.7%
Banks - 3.1%
Bank of America Corp.	1,158,591	38,604
Citigroup, Inc.	285,630	21,457
EFG Eurobank Ergasias SA (a)	1,351,200	1,423
First Horizon National Corp.	127,298	2,047
Huntington Bancshares, Inc.	734,945	10,943
KeyCorp	361,000	7,000
M&T Bank Corp.	41,300	6,804
Signature Bank	34,300	4,231
Societe Generale Series A	90,400	2,841
SunTrust Banks, Inc.	69,000	4,888
Synovus Financial Corp.	56,200	2,141
Wells Fargo & Co.	461,000	25,106
		127,485
Capital Markets - 1.1%
Apollo Global Management LLC Class A	95,700	4,192
BlackRock, Inc. Class A	16,200	8,018
Cboe Global Markets, Inc.	88,072	10,472
E*TRADE Financial Corp.	122,721	5,437
Morgan Stanley	192,700	9,535
State Street Corp.	58,900	4,423
Virtu Financial, Inc. Class A	260,500	4,324
		46,401
Consumer Finance - 2.1%
360 Finance, Inc. ADR	387,299	3,679
Ally Financial, Inc.	138,300	4,403
American Express Co.	103,800	12,468
Capital One Financial Corp.	368,009	36,805
OneMain Holdings, Inc.	329,725	14,208
Qudian, Inc. ADR (a)(b)	193,400	959
Shriram Transport Finance Co. Ltd.	94,700	1,488
SLM Corp.	421,257	3,593
Synchrony Financial	153,200	5,731
		83,334
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	11	3,635
Class B (a)	87,300	19,232
StepStone Group Holdings LLC (c)(d)(e)	2,250	1,800
		24,667
Insurance - 1.8%
American International Group, Inc.	151,100	7,957
Hartford Financial Services Group, Inc.	184,400	11,407
Marsh & McLennan Companies, Inc.	159,253	17,210
MetLife, Inc.	146,900	7,332
The Travelers Companies, Inc.	119,800	16,379
Willis Group Holdings PLC	55,200	10,843
		71,128

TOTAL FINANCIALS		353,015

HEALTH CARE - 9.6%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	73,864	8,416
Amgen, Inc.	130,879	30,720
Argenx SE ADR (a)	2,900	429
Blueprint Medicines Corp. (a)	19,400	1,592
Global Blood Therapeutics, Inc. (a)	57,829	3,846
Sarepta Therapeutics, Inc. (a)	8,800	990
Vertex Pharmaceuticals, Inc. (a)	90,600	20,091
		66,084
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	309,700	26,464
Becton, Dickinson & Co.	65,700	16,983
Boston Scientific Corp. (a)	566,655	24,508
Danaher Corp.	38,600	5,635
Haemonetics Corp. (a)	37,500	4,523
Hologic, Inc. (a)	43,700	2,243
Intuitive Surgical, Inc. (a)	25,400	15,060
Stryker Corp.	44,300	9,075
		104,491
Health Care Providers & Services - 2.2%
Cigna Corp.	45,300	9,056
HCA Holdings, Inc.	84,900	11,772
Humana, Inc.	52,500	17,915
Molina Healthcare, Inc. (a)	24,000	3,252
UnitedHealth Group, Inc.	171,994	48,136
		90,131
Health Care Technology - 0.1%
Change Healthcare, Inc.	132,400	1,772
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	2,500	162
Thermo Fisher Scientific, Inc.	64,990	20,404
		20,566
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	427,900	20,745
Bristol-Myers Squibb Co.	535,294	30,480
Bristol-Myers Squibb Co. rights (a)	71,000	153
Eli Lilly & Co.	158,700	18,623
Horizon Pharma PLC (a)	184,700	6,054
Roche Holding AG (participation certificate)	76,355	23,540
Zoetis, Inc. Class A	58,300	7,026
		106,621

TOTAL HEALTH CARE		389,665

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.8%
General Dynamics Corp.	17,200	3,126
Northrop Grumman Corp.	19,917	7,006
Raytheon Co.	7,140	1,552
The Boeing Co.	23,290	8,528
United Technologies Corp.	75,110	11,142
		31,354
Air Freight & Logistics - 0.2%
FedEx Corp.	42,408	6,787
United Parcel Service, Inc. Class B	20,895	2,502
		9,289
Airlines - 0.3%
American Airlines Group, Inc.	451,395	12,973
Construction & Engineering - 0.6%
AECOM (a)	480,644	20,826
Granite Construction, Inc.	148,600	3,828
		24,654
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	182,502	9,397
Sunrun, Inc. (a)	708,061	9,828
Vivint Solar, Inc. (a)(b)	1,078,877	7,930
		27,155
Industrial Conglomerates - 1.3%
3M Co.	45,820	7,779
General Electric Co.	3,790,600	42,720
Honeywell International, Inc.	16,670	2,976
		53,475
Machinery - 0.5%
Allison Transmission Holdings, Inc.	117,900	5,706
Caterpillar, Inc.	18,700	2,706
WABCO Holdings, Inc. (a)	81,700	11,009
		19,421
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	7,684	10,739
Professional Services - 0.7%
Nielsen Holdings PLC	1,369,420	26,772
Road & Rail - 1.7%
CSX Corp.	113,559	8,124
Lyft, Inc.	180,100	8,821
Norfolk Southern Corp.	123,733	23,942
Uber Technologies, Inc.	772,900	22,878
Union Pacific Corp.	29,600	5,209
		68,974
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	430,327	17,136

TOTAL INDUSTRIALS		301,942

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.1%
Ericsson (B Shares) sponsored ADR	270,600	2,446
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	407,300	4,835
Jabil, Inc.	33,400	1,297
		6,132
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A	51,900	3,327
DXC Technology Co.	29,647	1,107
Fastly, Inc. Class A (b)	134,700	2,749
Fidelity National Information Services, Inc.	142,800	19,728
FleetCor Technologies, Inc. (a)	4,200	1,289
Genpact Ltd.	81,400	3,313
Global Payments, Inc.	33,400	6,049
GoDaddy, Inc. (a)	15,300	1,016
GreenSky, Inc. Class A (a)(b)	283,100	2,106
IBM Corp.	19,700	2,649
MongoDB, Inc. Class A (a)	59,600	8,863
PagSeguro Digital Ltd. (a)	179,200	6,082
PayPal Holdings, Inc. (a)	122,900	13,274
Square, Inc. (a)	81,200	5,613
Twilio, Inc. Class A (a)	66,800	6,899
Verra Mobility Corp. (a)	119,800	1,793
		85,857
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	137,000	5,364
Analog Devices, Inc.	23,800	2,688
Applied Materials, Inc.	159,900	9,258
Broadcom, Inc.	33,700	10,656
Lam Research Corp.	11,100	2,962
Marvell Technology Group Ltd.	308,000	8,122
Mellanox Technologies Ltd. (a)	11,500	1,321
Microchip Technology, Inc. (b)	33,900	3,205
Micron Technology, Inc. (a)	491,887	23,370
NVIDIA Corp.	76,800	16,646
NXP Semiconductors NV	199,500	23,058
ON Semiconductor Corp. (a)	409,106	8,784
Qorvo, Inc. (a)	10,200	1,063
Qualcomm, Inc.	119,115	9,952
Sanken Electric Co. Ltd.	73,500	2,136
Skyworks Solutions, Inc.	16,500	1,622
Xilinx, Inc.	5,300	492
		130,699
Software - 5.2%
Adobe, Inc. (a)	56,654	17,536
Autodesk, Inc. (a)	159,041	28,771
Citrix Systems, Inc.	22,300	2,516
Cloudflare, Inc. (a)	58,042	1,131
Elastic NV (a)	42,700	3,391
Everbridge, Inc. (a)	27,600	2,427
HubSpot, Inc. (a)	13,700	2,069
LivePerson, Inc. (a)	186,123	7,387
Microsoft Corp.	682,500	103,317
Nortonlifelock, Inc.	65,600	1,633
Parametric Technology Corp. (a)	8,100	620
Pluralsight, Inc. (a)	62,100	1,055
RealPage, Inc. (a)	15,100	831
RingCentral, Inc. (a)	7,900	1,363
Salesforce.com, Inc. (a)	122,489	19,952
ShotSpotter, Inc. (a)(b)	19,900	488
SS&C Technologies Holdings, Inc.	48,400	2,906
SurveyMonkey (a)	142,028	2,424
Talend SA ADR (a)	28,600	1,086
Varonis Systems, Inc. (a)	48,400	3,781
Workday, Inc. Class A (a)	13,200	2,364
Workiva, Inc. (a)	16,200	703
Zendesk, Inc. (a)	13,400	1,059
		208,810
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	435,205	116,311
Pure Storage, Inc. Class A (a)	126,200	2,028
Samsung Electronics Co. Ltd.	28,300	1,205
Western Digital Corp.	200,300	10,081
		129,625

TOTAL INFORMATION TECHNOLOGY		563,569

MATERIALS - 1.8%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	27,860	6,584
Amyris, Inc. (a)(b)	499,200	2,007
CF Industries Holdings, Inc.	70,060	3,237
DowDuPont, Inc.	41,363	2,681
Ecolab, Inc.	17,595	3,284
FMC Corp.	33,800	3,311
Innospec, Inc.	4,444	437
LG Chemical Ltd.	6,400	1,661
Linde PLC	36,139	7,452
LyondellBasell Industries NV Class A	29,797	2,757
Olin Corp.	102,325	1,793
Sherwin-Williams Co.	5,418	3,159
The Chemours Co. LLC	235,441	3,718
Tronox Holdings PLC	143,065	1,657
		43,738
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	12,107	3,250
Summit Materials, Inc. (a)	134,874	3,219
		6,469
Containers & Packaging - 0.2%
Aptargroup, Inc.	30	3
Avery Dennison Corp.	24,254	3,162
Crown Holdings, Inc. (a)	83,200	6,315
		9,480
Metals & Mining - 0.3%
Commercial Metals Co.	54,715	1,169
Freeport-McMoRan, Inc.	289,148	3,291
Kaiser Aluminum Corp.	3,700	405
Newmont Goldcorp Corp.	128,528	4,935
Reliance Steel & Aluminum Co.	27,496	3,244
		13,044

TOTAL MATERIALS		72,731

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	35,600	5,786
American Homes 4 Rent Class A	75,300	2,011
American Tower Corp.	79,200	16,951
Ant International Co. Ltd. Class C (a)(d)(e)	463,804	3,423
Corporate Office Properties Trust (SBI)	119,800	3,496
Crown Castle International Corp.	13,200	1,764
Digital Realty Trust, Inc.	40,600	4,911
Equinix, Inc.	10,400	5,895
Equity Lifestyle Properties, Inc.	40,000	2,963
Front Yard Residential Corp. Class B	279,610	3,243
Omega Healthcare Investors, Inc.	38,500	1,618
Potlatch Corp.	60,873	2,644
Prologis, Inc.	100,300	9,182
Simon Property Group, Inc.	5,900	892
Store Capital Corp.	30,800	1,254
Welltower, Inc.	75,500	6,385
Weyerhaeuser Co.	104,800	3,093
		75,511
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	152,100	2,949

TOTAL REAL ESTATE		78,460

UTILITIES - 2.1%
Electric Utilities - 1.2%
Edison International	120,200	8,306
Entergy Corp.	41,600	4,842
Evergy, Inc.	29,665	1,877
Exelon Corp.	235,100	10,438
FirstEnergy Corp.	107,700	5,136
NextEra Energy, Inc.	65,000	15,198
PPL Corp.	47,400	1,613
Southern Co.	42,500	2,635
		50,045
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	51,800	2,058
The AES Corp.	121,449	2,297
		4,355
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	92,900	2,282
Dominion Energy, Inc.	187,645	15,595
Public Service Enterprise Group, Inc.	49,826	2,955
Sempra Energy	74,124	10,916
		31,748

TOTAL UTILITIES		86,148

TOTAL COMMON STOCKS
(Cost $2,054,456)		2,696,813
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.53% to 1.95% 12/5/19 to 2/27/20 (f)
(Cost $2,512)	2,520	2,512
	Shares	Value (000s)

Fixed-Income Funds - 31.5%
Fidelity High Income Central Fund (g)	704,085	$77,872
Fidelity Investment Grade Bond Central Fund (g)	10,620,182	1,195,832
TOTAL FIXED-INCOME FUNDS
(Cost $1,269,393)		1,273,704

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.61% (h)	73,289,394	73,304
Fidelity Securities Lending Cash Central Fund 1.61% (h)(i)	20,723,651	20,726
TOTAL MONEY MARKET FUNDS
(Cost $94,020)		94,030
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,420,381)		4,067,059
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(21,793)
NET ASSETS - 100%		$4,045,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	376	Dec. 2019	$59,102	$2,261	$2,261

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,223,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,512,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$2,602
StepStone Group Holdings LLC	8/19/19	$1,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$408
Fidelity High Income Central Fund	1,171
Fidelity Investment Grade Bond Central Fund	5,783
Fidelity Mortgage Backed Securities Central Fund	622
Fidelity Securities Lending Cash Central Fund	79
Total	$8,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$77,237	$1,172	$--	$--	$(537)	$77,872	3.0%
Fidelity Investment Grade Bond Central Fund	--	1,194,881	--	--	951	1,195,832	4.5%
Fidelity Mortgage Backed Securities Central Fund	285,398	--	284,489	7,898	(8,807)	--	0.0%
Total	$362,635	$1,196,053	$284,489	$7,898	$(8,393)	$1,273,704

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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